DISCONTINUED OPERATIONS (Summary of Results from Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 609
Cost of revenue		588
GROSS PROFIT		21
Selling, general and administrative	289	116
Net loss	(289)	(95)
Less: Net loss attributable to non controlling interest	123	47
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ (166)	$ (48)